Stock appreciation rights (''SARs'')	9 Months Ended
Sep. 30, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock appreciation rights (“SARs”)
6.              Stock appreciation rights (“SARs”)

As of September 30, 2015, ASC has granted 1,143,635 SARs to certain of its officers and directors under its 2013 Equity Incentive Plan. Under a SAR award, the grantee is entitled to receive the appreciation of a share of ASC’s common stock following the grant of the award. Each SAR provides for a payment of an amount equal to the excess, if any, of the fair market value of a share of ASC’s common stock at the time of exercise of the SAR over the per share exercise price of the SAR, multiplied by the number of shares for which the SAR is then exercised. Payment under the SAR will be made in the form of shares of ASC’s common stock, based on the fair market value of a share of ASC’s common stock at the time of exercise of the SAR.

The SAR awards provide that in no event will the appreciation per share for any portion of the SAR award be deemed to exceed four times (i.e., 400%) the per share exercise price of the SAR. In other words, the fair market value of a share of our common stock for purposes of calculating the amount payable under the SAR is not deemed to exceed five times (i.e. 500%) the per share exercise price of the SAR. Any appreciation in excess of four times the per share exercise price of the SAR will be disregarded for purposes of calculating the amount payable under the SAR. Vesting on all awards up to July 31, 2016 is subject to certain market conditions being met. On that date the vesting will revert to being solely dependent on time of service.

The grant date fair value was calculated by applying a model based on the Monte Carlo simulation. The model inputs were the grant price, dividend yield based on the initial intended dividend set out by the Company, a risk-free rate of return equal to the zero coupon U.S. Treasury bill commensurate with the contractual terms of the units and expected volatility based on the average of the most recent historical volatilities in the Company’s peer group. A summary of awards, simulation inputs and outputs is as follows:

				Monte Carlo Simulation Inputs
								Weighted	Average
						Risk-free		Average	Expected
	SARs	Exercise	Vesting	Grant	Dividend	rate of	Expected	Fair	Exercise
Date	Awarded	Price	Period	Price	Yield	Return	Volatility	Value	Life
01-Aug-13	1,078,125	$14.00	5 yrs	$14.00	2.87%	2.15%	54.89%	$4.28	4.9 - 6.0 yrs
12-Mar-14	22,118	$13.66	3 yrs	$13.66	2.93%	2.06%	56.31%	$4.17	4.6 - 5.0 yrs
01-Jun-14	5,595	$13.91	3 yrs	$13.91	2.88%	2.20%	53.60%	$4.20	4.5 - 5.0 yrs
06-Mar-15	37,797	$10.25	3 yrs	$10.25	3.90%	1.90%	61.38%	$2.98	4.2 - 5.0 yrs

The Company has assumed that none of the units will be forfeited prior to the requisite services being provided. The cost of each tranche is being recognized by the Company on a straight line basis. The recognition of share-based compensation costs related to the tranches that vest before July 31, 2016 will be accelerated if the market condition is met and the requisite service period has been completed. The Company’s policy for issuing shares, if exercised, is to register and issue new common shares to the beneficiary. A total of 1,579 SARs were forfeited as at September 30, 2015 and no SARs were exercised or expired as at September 30, 2015. The weighted average exercise price for the SARs outstanding as of September 30, 2015 was $13.87. The total cost related to non-vested awards expected to be recognized through 2018 is set forth below:

Period	TOTAL
2015	362,031
2016	1,027,447
2017	333,670
2018	106,198
1,829,346